Provision for expected credit losses - Portfolio Overlays (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Provisions for expected credit losses
Portfolio overlays	$ 179	$ 432
Potential high consumer stress from higher interest rates and inflation
Provisions for expected credit losses
Portfolio overlays	77	302
Potential supply chain disruptions and labour shortages
Provisions for expected credit losses
Portfolio overlays	32	60
Extreme weather events
Provisions for expected credit losses
Portfolio overlays	70	70
Parent Entity
Provisions for expected credit losses
Portfolio overlays	197	387
Parent Entity | Potential high consumer stress from higher interest rates and inflation
Provisions for expected credit losses
Portfolio overlays	106	275
Parent Entity | Potential supply chain disruptions and labour shortages
Provisions for expected credit losses
Portfolio overlays	21	42
Parent Entity | Extreme weather events
Provisions for expected credit losses
Portfolio overlays	$ 70	$ 70